Changes in Accumulated Other Comprehensive Income (AOCI) by Component (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Tax expense	$ (111,807)	$ (135,864)
Net reclassified amount	217,038	263,735
Amounts Reclassified from AOCI | Net unrealized gain (loss) on securities available-for-sale
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gain on sale of securities, Total reclassified amount before tax	328,845	399,599
Tax expense	(111,807)	(135,864)
Net reclassified amount	$ 217,038	$ 263,735